Additional Disclosures - Parent-Only Income Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Condensed Income Statements, Captions [Line Items]
Interest income	€ 26,904	€ 28,632
Dividend income	264	279
Interest expense	(9,973)	(11,624)
Non-interest income	813	807
Non-interest expense	(979)	(944)
Operating profit / (loss) before tax	6,899	6,585
Tax expense or income from continuing operations	(2,378)	(2,254)
Net income	4,521	4,331
Banco Santander S.A.
Condensed Income Statements, Captions [Line Items]
Interest income	2,836	2,952
Dividend income	1,447	1,175
Interest and dividends from affiliates	4,283	4,127
Interest expense	(1,586)	(1,540)
Interest income/(Charges)	2,697	2,587
Provision for credit losses	(209)	(251)
Interest income/ (Charges) after provision for credit losses	2,488	2,336
Non-interest income	1,708	2,243
Non-interest expense	(2,937)	(3,091)
Operating profit / (loss) before tax	1,259	1,488
Tax expense or income from continuing operations	36	(38)
Net income	1,295	1,450
Banco Santander S.A. | Bank Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Dividend income	957	847
Banco Santander S.A. | Non-Bank Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Dividend income	€ 490	€ 328